Pension Schemes (Tables)	12 Months Ended
Dec. 31, 2022
Pension Schemes
Schedule of net defined benefit obligation

(in EUR 000)	2022	2021
Net defined benefit liability at January 1	80	37
Defined benefit cost included in profit or loss	166	95
Total remeasurement included in OCI	(70)	68
Employer contributions	(176)	(120)
Net defined benefit liability at December 31	—	80

Schedule of gross defined benefit liability

(in EUR 000)	2022	2021
Gross defined benefit liability at January 1	494	248
Current service cost	166	95
Interest cost	7	—
Administrative expenses	(3)	(1)
Taxes on contributions	(7)	(14)
Insurance premiums for risk benefits	(10)	—
Actuarial gain due to change in financial assumptions	(69)	(87)
Actuarial loss due to change in experience assumptions	5	253
Gross defined benefit liability at 31 December	583	494

Schedule of fair value of the plan assets

(in EUR 000)	2022	2021
Fair value plan assets at January 1	414	211
Interest income	7	—
Employer contributions	176	120
Administrative expenses	(3)	(1)
Taxes on contributions	(7)	(14)
Insurance premiums for risk benefits	(10)	—
Actuarial gain on fair value of the plan assets	6	98
Fair value plan assets at December 31	583	414

Schedule of the number of members and the average age of the members

	For the year ended December
	31
	2022	2021
Active members	35	24
Average age	40	41

Schedule of assumptions for defined benefit plan

	For the year ended December 31
	2022	2021
Discount rate	4.2%	1.4%
Inflation rate	2.2%	2.0%
Salary increase (in excess of inflation)	1.0%	1.0%
Withdrawal rate based on age (minimum)	0.0%	0.0%
Withdrawal rate based on age (maximum)	12.0%	12.0%

Schedule of sensitivity analysis for actuarial assumptions

	For the year ended December 31
	2022	2021
Increase of 0.25% in the discount rate	—	(17)
Decrease of 0.25% in the discount rate	—	18

Schedule of total expected benefit payments

As at
December 31,
(in EUR 000)	2022
In the next 12 months	9
Between 2 and 5 years	70
Between 6 and 10 years	22
Expected total benefit payments	101